Leases - Summary of Information Related To Operating Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Leases
Operating lease ROU assets	¥ 25,116	$ 3,641	¥ 28,941
Operating lease liabilities-non-current	(8,195)	(1,188)	(17,076)
Operating lease liabilities-current	(18,372)	$ (2,664)	(13,929)
Total operating lease liabilities	¥ (26,567)		¥ (31,005)
Weighted average remaining lease term	1 year 7 months	1 year 7 months	2 years 6 months
Weighted average discount rate	6.30%	6.30%	7.00%